Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment
9.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following:

December 31, 2013	Gross Cost	Accumulated Depreciation	Net Cost
Land	94	—	94
Buildings	987	(429)	558
Facilities & leasehold improvements	3,218	(2,826)	392
Machinery and equipment	14,684	(12,728)	1,956
Computer and R&D equipment	463	(414)	49
Other tangible assets	137	(121)	16
Construction in progress	91	—	91

Total	19,674	(16,518)	3,156

December 31, 2012	Gross Cost	Accumulated Depreciation	Net Cost
Land	93	—	93
Buildings	966	(395)	571
Facilities & leasehold improvements	3,151	(2,649)	502
Machinery and equipment	14,553	(12,363)	2,190
Computer and R&D equipment	504	(451)	53
Other tangible assets	165	(145)	20
Construction in progress	52	—	52

Total	19,484	(16,003)	3,481

The line “Construction in progress” in the table above includes property, plant and equipment under construction and equipment under qualification before operating.

Facilities & leasehold improvements, Machinery and equipment and Other tangible assets include assets acquired under capital lease. The Net Cost of Assets under capital lease for the years ended December 31, 2013 and 2012 was $1 million and $3 million, respectively.

The depreciation charge in 2013, 2012 and 2011 was $838 million, $930 million and $1,068 million, respectively.

Capital investment funding has totaled $3 million for the year ended December 31, 2013, $1 million for the year ended December 31, 2012 and $11 million for the year ended December 31, 2011. Public funding reduced depreciation charges by $6 million, $10 million and $12 million in 2013, 2012 and 2011, respectively.

For the years ended December 31, 2013, 2012 and 2011 the Company made equipment sales for cash proceeds of $12 million, $16 million and $26 million, respectively.